Note 36 Other operating expense (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Disclosure of other operating expense [Line Items]
Change in inventories		€ 62	€ 83
Contribution To Guaranteed Banks Deposits Funds		490	401
Hiperinflation Adjustments other operating expense	[1]	916	280
Other operating expense		335	232
Miscellaneous other operating expense		€ 1,803	€ 997

[1]	(*) It includes €554 million due to Turkey (see Note 2.1) and €360 million due to Argentina